License Agreement - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Aug. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Research and Development Expense							$ 2.0	$ 0.8
First Non Exclusive License [Member]
License Fee		$ 1.5
Second Non Exclusive License [Member]
License Fee		1.8
Third Non Exclusive License [Member]
License Fee		2.8
Acuitas Therapeutics Inc [Member]
Technology Access Fee		0.8
Management Fee Expense		0.1
Option exercise fee	$ 1.5
Acuitas Therapeutics Inc [Member] | Target One And Two [Member]
Annual license maintenance fee	1.0
Acuitas Therapeutics Inc [Member] | Target Three [Member]
Annual license maintenance fee	0.8
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Development Costs, Period Cost							0.5
Research and Development Expense			$ 0.2	$ 0.3	$ 0.5	$ 2.0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | First Non Exclusive License [Member]
License Fee		1.5
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Second Non Exclusive License [Member]
License Fee		1.8
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Third Non Exclusive License [Member]
License Fee		2.8
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Acuitas Therapeutics Inc [Member]
Technology Access Fee		0.8
Management Fee Expense		$ 0.1
Option exercise fee	1.5
Research and Development Expense					$ 0.0		$ 0.0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Acuitas Therapeutics Inc [Member] | Target One And Two [Member]
Annual license maintenance fee	1.0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Acuitas Therapeutics Inc [Member] | Target Three [Member]
Annual license maintenance fee	$ 0.8